Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Basis of Presentation, Policy
The accompanying unaudited Consolidated Financial Statements of CCH have been prepared in accordance with GAAP for interim financial information and with Rule 10-01 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements and should be read in conjunction with the Consolidated and Combined Financial Statements and accompanying notes included in our registration statement on Form S-4, as amended, filed with the SEC and declared effective on April 10, 2017. In our opinion, all adjustments, consisting only of normal recurring adjustments necessary for a fair presentation, have been included.

Basis of Presentation

Our Consolidated and Combined Financial Statements have been prepared in accordance with GAAP. Our Consolidated Financial Statements include the accounts of the CCH and its wholly owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

We have evaluated subsequent events through March 7, 2017, the date the Consolidated and Combined Financial Statements were available to be issued.

Use of Estimates, Policy
Use of Estimates

The preparation of Consolidated and Combined Financial Statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the amounts reported in the Consolidated and Combined Financial Statements and the accompanying notes. Management evaluates its estimates and related assumptions regularly, including those related to the value of property, plant and equipment, derivative instruments, asset retirement obligations (“AROs”), income taxes including valuation allowances for net deferred tax assets and fair value measurements. Changes in facts and circumstances or additional information may result in revised estimates, and actual results may differ from these estimates.

Fair Value, Policy
Fair Value

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Hierarchy Levels 1, 2 and 3 are terms for the priority of inputs to valuation techniques used to measure fair value. Hierarchy Level 1 inputs are quoted prices in active markets for identical assets or liabilities. Hierarchy Level 2 inputs are inputs other than quoted prices included within Level 1 that are directly or indirectly observable for the asset or liability. Hierarchy Level 3 inputs are inputs that are not observable in the market.

In determining fair value, we use observable market data when available, or models that incorporate observable market data. In addition to market information, we incorporate transaction-specific details that, in management’s judgment, market participants would take into account in measuring fair value. We maximize the use of observable inputs and minimize our use of unobservable inputs in arriving at fair value estimates.

Recurring fair-value measurements are performed for interest rate derivatives as disclosed in Note 5—Derivative Instruments. The carrying amount of restricted cash and accounts payable reported on the Consolidated Balance Sheets approximates fair value. Debt fair values, as disclosed in Note 7—Debt, is the estimated amount we would have to pay to repurchase our debt in the open market, and are based on quoted market prices for identical instruments, if available, or based on valuations of similar debt instruments using observable or unobservable inputs.

Restricted Cash, Policy
Restricted Cash

Restricted cash consists of funds that are contractually restricted as to usage or withdrawal and will not become available to us as cash and cash equivalents. We have presented restricted cash separately from cash and cash equivalents on our Consolidated Balance Sheets

Accounting For LNG Activities, Policy
Accounting for LNG Activities

Generally, we begin capitalizing the costs of our LNG terminal and related pipeline once the individual project meets the following criteria: (1) regulatory approval has been received, (2) financing for the project is available and (3) management has committed to commence construction. Prior to meeting these criteria, most of the costs associated with a project are expensed as incurred. These costs primarily include professional fees associated with front-end engineering and design work, costs of securing necessary regulatory approvals, and other preliminary investigation and development activities related to our LNG terminal and related pipeline.

Generally, costs that are capitalized prior to a project meeting the criteria otherwise necessary for capitalization include: land and lease option costs that are capitalized as property, plant and equipment and certain permits that are capitalized as other non-current assets. The costs of lease options are amortized over the life of the lease once obtained. If no lease is obtained, the costs are expensed.

We capitalize interest and other related debt costs during the construction period of our LNG terminal and related pipeline. Upon commencement of operations, capitalized interest, as a component of the total cost, will be amortized over the estimated useful life of the asset

Property, Plant and Equipment, Policy
Property, Plant and Equipment

Property, plant and equipment are recorded at cost. Expenditures for construction activities, major renewals and betterments that extend the useful life of an asset are capitalized, while expenditures for maintenance and repairs and general and administrative activities are charged to expense as incurred. Interest costs incurred on debt obtained for the construction of property, plant and equipment are capitalized as construction-in-process over the construction period or related debt term, whichever is shorter. We depreciate our property, plant and equipment using the straight-line depreciation method. Upon retirement or other disposition of property, plant and equipment, the cost and related accumulated depreciation are removed from the account, and the resulting gains or losses are recorded in other operating costs and expenses.

Management tests property, plant and equipment for impairment whenever events or changes in circumstances have indicated that the carrying amount of property, plant and equipment might not be recoverable. Assets are grouped at the lowest level for which there is identifiable cash flows that are largely independent of the cash flows of other groups of assets for purposes of assessing recoverability. Recoverability generally is determined by comparing the carrying value of the asset to the expected undiscounted future cash flows of the asset. If the carrying value of the asset is not recoverable, the amount of impairment loss is measured as the excess, if any, of the carrying value of the asset over its estimated fair value. We did not record any impairments related to property, plant and equipment during the years ended December 31, 2016, 2015 or 2014

Regulated Natural Gas Pipelines, Policy
Regulated Natural Gas Pipelines

The Corpus Christi Pipeline is subject to the jurisdiction of the FERC in accordance with the Natural Gas Act of 1938 and the Natural Gas Policy Act of 1978. The economic effects of regulation can result in a regulated company recording as assets those costs that have been or are expected to be approved for recovery from customers, or recording as liabilities those amounts that are expected to be required to be returned to customers, in a rate-setting process in a period different from the period in which the amounts would be recorded by an unregulated enterprise. Accordingly, we record assets and liabilities that result from the regulated rate-making process that may not be recorded under GAAP for non-regulated entities. We continually assess whether regulatory assets are probable of future recovery by considering factors such as applicable regulatory changes and recent rate orders applicable to other regulated entities. Based on this continual assessment, we believe the existing regulatory assets are probable of recovery. These regulatory assets and liabilities are primarily classified in our Consolidated Balance Sheets as deferred preliminary survey and investigation costs, other assets and other liabilities. We periodically evaluate their applicability under GAAP, and consider factors such as regulatory changes and the effect of competition. If cost-based regulation ends or competition increases, we may have to reduce our asset balances to reflect a market basis less than cost and write off the associated regulatory assets and liabilities.

Items that may influence our assessment are:

•	inability to recover cost increases due to rate caps and rate case moratoriums;

•	inability to recover capitalized costs, including an adequate return on those costs through the rate-making process and the FERC proceedings;

•	excess capacity;

•	increased competition and discounting in the markets we serve; and

•	impacts of ongoing regulatory initiatives in the natural gas industry.

Derivatives Instruments, Policy
Derivative Instruments

We use derivative instruments to hedge our exposure to cash flow variability from interest rate risk. Derivative instruments are recorded at fair value and included in our Consolidated Balance Sheets as assets or liabilities depending on the derivative position and the expected timing of settlement. When we have the contractual right and intend to net settle, derivative assets and liabilities are reported on a net basis.

Changes in the fair value of our derivative instruments are recorded in current earnings, unless we elect to apply hedge accounting and meet specified criteria, including completing contemporaneous hedge documentation. We did not have any derivative instruments designated as cash flow hedges during the years ended December 31, 2016 and 2015. See Note 5—Derivative Instruments for additional details about our derivative instruments.

Concentration of Credit Risk, Policy
Concentration of Credit Risk

Financial instruments that potentially subject us to a concentration of credit risk consist principally of restricted cash. We maintain cash balances at financial institutions, which may at times be in excess of federally insured levels. We have not incurred losses related to these balances to date.

The use of derivative instruments exposes us to counterparty credit risk, or the risk that a counterparty will be unable to meet its commitments. Our interest rate derivative instruments are placed with investment grade financial institutions whom we believe are acceptable credit risks. We monitor counterparty creditworthiness on an ongoing basis; however, we cannot predict sudden changes in counterparties’ creditworthiness. In addition, even if such changes are not sudden, we may be limited in our ability to mitigate an increase in counterparty credit risk. Should one of these counterparties not perform, we may not realize the benefit of some of our derivative instruments.

CCL has entered into eight fixed price 20-year SPAs with seven unaffiliated third parties. CCL is dependent on the respective counterparties’ creditworthiness and their willingness to perform under their respective SPAs.

Debt, Policy
Debt

Our debt consists of long-term secured debt securities and credit facilities with banks and other lenders.  Debt issuances are placed directly by us or through securities dealers or underwriters and are held by institutional and retail investors.

Debt is recorded on our Consolidated Balance Sheets at par value net of unamortized debt issuance costs related to term notes. Debt issuance costs directly related to the issuance of debt are amortized over the life of the debt and are recorded in interest expense, net of capitalized interest using the effective interest method. Gains and losses on the extinguishment of debt are recorded in gains and losses on the extinguishment of debt on our Consolidated and Combined Statements of Operations.

Debt issuance and deferred financing costs consist primarily of arrangement fees, professional fees, legal fees and printing costs. Debt issuance costs are recorded as a direct deduction from the debt liability unless incurred in connection with a line of credit arrangement, in which case they are presented as an asset on our Consolidated Balance Sheets along with deferred financing costs. Debt issuance and deferred financing costs are amortized to interest expense or property, plant and equipment over the term of the related debt facility. Upon early retirement of debt or amendment to a debt agreement, certain fees are written off to loss on early extinguishment of debt.

Asset Retirement Obligation, Policy
Asset Retirement Obligations

We recognize AROs for legal obligations associated with the retirement of long-lived assets that result from the acquisition, construction, development and/or normal use of the asset and for conditional AROs in which the timing or method of settlement is conditional on a future event that may or may not be within our control. The fair value of a liability for an ARO is recognized in the period in which it is incurred, if a reasonable estimate of fair value can be made. The fair value of the liability is added to the carrying amount of the associated asset. This additional carrying amount is depreciated over the estimated useful life of the asset. Our assessment of AROs is described below.

We have not recorded an ARO associated with the Corpus Christi Pipeline. We believe that it is not feasible to predict when the natural gas transportation services provided by the Corpus Christi Pipeline will no longer be utilized. In addition, our right-of-way agreements associated with the Corpus Christi Pipeline have no stipulated termination dates. We intend to operate the Corpus Christi Pipeline as long as supply and demand for natural gas exists in the United States and intend to maintain it regularly.

Income Tax, Policy
We are a disregarded entity for federal and state income tax purposes. Our taxable income or loss, which may vary substantially from the net income or loss reported on our Consolidated Statements of Operations, is included in the consolidated federal income tax return of Cheniere. The provision for income taxes, taxes payable and deferred income tax balances have been recorded as if we had filed all tax returns on a separate return basis (“hypothetical carve-out basis”) from Cheniere.

Income Taxes

We are a disregarded entity for federal and state income tax purposes. Our taxable income or loss, which may vary substantially from the net income or loss reported on our Consolidated and Combined Statements of Operations, is included in the consolidated federal income tax return of Cheniere.  The provision for income taxes, taxes payable and deferred income tax balances have been recorded as if we had filed all tax returns on a separate return basis (“hypothetical carve-out basis”) from Cheniere. Deferred tax assets and liabilities are included in our Consolidated Financial Statements at currently enacted income tax rates applicable to the period in which the deferred tax assets and liabilities are expected to be realized or settled. We routinely assess our deferred tax assets and reduce such assets by a valuation allowance if we deem it is more likely than not that some portion or all of the deferred tax assets will not be realized. This assessment requires significant judgment and is based upon our assessment of our ability to generate future taxable income among other factors.

Business Segment, Policy
Business Segment

Our liquefaction and pipeline business at the Corpus Christi LNG terminal represents a single reportable segment. Our chief operating decision maker reviews the financial results of CCH in total when evaluating financial performance and for purposes of allocating resources.